                                   SUPPLEMENT
                               DATED JUNE 16, 2004
                                       TO
         THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS A, CLASS B, AND
         CLASS C SHARES, DATED MARCH 1, 2004 (AS SUPPLEMENTED MARCH 15,
                      2004, APRIL 1, 2004 AND JUNE 3, 2004)

The Hartford Equity Income Fund - On page 16, replace the first sentence of (3) in the middle of the page with the following:

         Hartford Investment Financial Services, LLC, the fund's investment manager, has voluntarily agreed to waive management fees until August 28, 2005.

The Hartford MidCap Fund - On page 65, replace the first paragraph with the following paragraphs:

         As of August 16, 2004, the fund will no longer offer Class A, B and C shares of this fund except as follows. The fund will continue to offer and sell shares to investors who participate in wrap-fee or similar programs in connection with certain investment platforms. Currently, the wrap-fee programs that qualify are those with Strategic Advisers, Inc. (that are cleared through National Financial Services), the Raymond James Freedom Wrap Account, and the A.G. Edwards Professional Fund Advisor (PFA) Wrap Account. The fund will continue to offer and sell shares: (1) through ACH and other similar systematic investment facilities to investors who have established plans to invest through such facilities prior to August 16, 2004, (2) for reinvestment of capital gains distributions and income dividends, and (3) to certain qualified retirement plans that include the Fund as an investment option prior to August 16, 2004.

         Notwithstanding the general cessation of fund share sales, the fund will continue to pay 12b-1 fees after August 16, 2004.

The Hartford MidCap Value Fund - On page 68, add the following paragraphs before the heading "INVESTMENT GOAL":

         As of August 16, 2004, the fund will no longer offer Class A, B and C shares of this fund except as follows. The fund will continue to offer and sell shares: (1) through ACH and other similar systematic investment facilities to investors who have established plans to invest through such facilities prior to August 16, 2004 and (2) for reinvestment of capital gains distributions and income dividends.

         Notwithstanding the general cessation of fund share sales, the fund will continue to pay 12b-1 fees after August 16, 2004.

The Hartford Small Company Fund - On page 77, add the following paragraphs before the heading "INVESTMENT GOAL":

         As of August 16, 2004, the fund will no longer offer Class A, B and C shares of this fund except as follows. The fund will continue to offer and sell shares: (1) through ACH and other similar systematic investment facilities to investors who have established plans to invest through such facilities prior to August 16, 2004, (2) for reinvestment of capital gains distributions and income dividends, and (3) to certain qualified retirement plans that include (or have been offered) the fund as an investment option prior to August 16, 2004.

         Notwithstanding the general cessation of fund share sales, the fund will continue to pay 12b-1 fees after August 16, 2004.

In the "ABOUT YOUR ACCOUNT" section, under the heading "SALES CHARGE REDUCTIONS AND WAIVERS" on page 120, replace the first bullet point "ACCUMULATION PRIVILEGE" with the following:

         o ACCUMULATION PRIVILEGE - lets you add the value of any shares of the funds (including The Hartford Money Market Fund) you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge. The definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is your spouse and any minor children living in your household. For accounts opened before August 16, 2004, a family member is your spouse, parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A Shares. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the funds, that you are eligible for this privilege each time you make a purchase.

In the "ABOUT YOUR ACCOUNT" section, under the heading "SALES CHARGE REDUCTIONS AND WAIVERS" on page 121, to the end of the second bullet point LETTER OF INTENT, add the following sentence:

         Purchases based on a letter of intent may include holdings as defined under the "Rights of Accumulation" section.

In the "ABOUT YOUR ACCOUNT" section, under the heading "SALES CHARGE REDUCTIONS AND WAIVERS" on page 121, replace the third bullet point under "WAIVERS FOR CERTAIN INVESTORS" with the following:

         o present or former officers, directors and employees (and their families, as defined above under the ACCUMULATION PRIVILEGE) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED JUNE 16, 2004
                                       TO
    THE HARTFORD SMALL CAP, MID CAP & MULTI CAP FUNDS PROSPECTUS FOR CLASS A,
                CLASS B, AND CLASS C SHARES, DATED MARCH 1, 2004
               (AS SUPPLEMENTED MARCH 15, 2004 AND APRIL 1, 2004)

The Hartford MidCap Fund - On page 11, replace the first paragraph with the following paragraphs:

         As of August 16, 2004, the fund will no longer offer Class A, B and C shares of this fund except as follows. The fund will continue to offer and sell shares to investors who participate in wrap-fee or similar programs in connection with certain investment platforms. Currently, the wrap-fee programs that qualify are those with Strategic Advisers, Inc. (that are cleared through National Financial Services), the Raymond James Freedom Wrap Account, and the A.G. Edwards Professional Fund Advisor (PFA) Wrap Account. The fund will continue to offer and sell shares: (1) through ACH and other similar systematic investment facilities to investors who have established plans to invest through such facilities prior to August 16, 2004, (2) for reinvestment of capital gains distributions and income dividends, and (3) to certain qualified retirement plans that include the fund as an investment option prior to August 16, 2004.

         Notwithstanding the general cessation of fund share sales, the fund will continue to pay 12b-1 fees after August 16, 2004.

The Hartford MidCap Value Fund - On page 15, add the following paragraphs before the heading "INVESTMENT GOAL":

         As of August 16, 2004, the fund will no longer offer Class A, B and C shares of this fund except as follows. The fund will continue to offer and sell shares: (1) through ACH and other similar systematic investment facilities to investors who have established plans to invest through such facilities prior to August 16, 2004 and (2) for reinvestment of capital gains distributions and income dividends.

         Notwithstanding the general cessation of fund share sales, the fund will continue to pay 12b-1 fees after August 16, 2004.

The Hartford Small Company Fund - On page 19, add the following paragraphs before the heading "INVESTMENT GOAL":

         As of August 16, 2004, the fund will no longer offer Class A, B and C shares of this fund except as follows. The fund will continue to offer and sell shares: (1) through ACH and other similar systematic investment facilities to investors who have established plans to invest through such facilities prior to August 16, 2004, (2) for reinvestment of capital gains distributions and income dividends, and (3) to certain qualified retirement plans that include (or have been offered) the Fund as an investment option prior to August 16, 2004.

         Notwithstanding the general cessation of fund share sales, the fund will continue to pay 12b-1 fees after August 16, 2004.

In the "ABOUT YOUR ACCOUNT" section, under the heading "SALES CHARGE REDUCTIONS AND WAIVERS" on page 39, replace the first bullet point "ACCUMULATION PRIVILEGE" with the following:

         o ACCUMULATION PRIVILEGE - lets you add the value of any shares of the funds (including The Hartford Money Market Fund) you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge. The definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is your spouse and any minor children living in your household. For accounts opened before August 16, 2004, a family member is your spouse, parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A Shares. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the funds, that you are eligible for this privilege each time you make a purchase.

In the "ABOUT YOUR ACCOUNT" section, under the heading "SALES CHARGE REDUCTIONS AND WAIVERS" on page 39, to the end of the second bullet point LETTER OF INTENT, add the following sentence:

         Purchases based on a letter of intent may include holdings as defined under the "Rights of Accumulation" section.

In the "ABOUT YOUR ACCOUNT" section, under the heading "SALES CHARGE REDUCTIONS AND WAIVERS" on page 40, replace the third bullet point under "WAIVERS FOR CERTAIN INVESTORS" with the following:

         o present or former officers, directors and employees (and their families, as defined above under the ACCUMULATION PRIVILEGE) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED JUNE 16, 2004
                                       TO
      THE HARTFORD FIXED INCOME FUNDS PROSPECTUS FOR CLASS A, CLASS B, AND
                       CLASS C SHARES, DATED MARCH 1, 2004
               (AS SUPPLEMENTED MARCH 15, 2004 AND APRIL 1, 2004)

In the "ABOUT YOUR ACCOUNT" section, under the heading "SALES CHARGE REDUCTIONS AND WAIVERS" on page 63, replace the first bullet point "ACCUMULATION PRIVILEGE" with the following:

     o ACCUMULATION PRIVILEGE - lets you add the value of any shares of the funds (including The Hartford Money Market Fund) you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge. The definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is your spouse and any minor children living in your household. For accounts opened before August 16, 2004, a family member is your spouse, parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A Shares. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the funds, that you are eligible for this privilege each time you make a purchase.

In the "ABOUT YOUR ACCOUNT" section, under the heading "SALES CHARGE REDUCTIONS AND WAIVERS" on page 63, to the end of the second bullet point LETTER OF INTENT, add the following sentence:

          Purchases based on a letter of intent may include holdings as defined under the "Rights of Accumulation" section.

In the "ABOUT YOUR ACCOUNT" section, under the heading "SALES CHARGE REDUCTIONS AND WAIVERS" on page 64, replace the third bullet point under "WAIVERS FOR CERTAIN INVESTORS" with the following:

     o present or former officers, directors and employees (and their families, as defined above under the ACCUMULATION PRIVILEGE) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED JUNE 16, 2004
                                       TO
         THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS A, CLASS B, AND
           CLASS C SHARES, DATED MARCH 1, 2004 (AS SUPPLEMENTED MARCH
                           15, 2004 AND APRIL 1, 2004)

The Hartford Equity Income Fund - On page 14, replace the first sentence of (3) in the middle of the page with the following:

         Hartford Investment Financial Services, LLC, the fund's investment manager, has voluntarily agreed to waive management fees until August 28, 2005.

In the "ABOUT YOUR ACCOUNT" section, under the heading "SALES CHARGE REDUCTIONS AND WAIVERS" on page 36, replace the first bullet point "ACCUMULATION PRIVILEGE" with the following:

         o ACCUMULATION PRIVILEGE - lets you add the value of any shares of the funds (including The Hartford Money Market Fund) you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge. The definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is your spouse and any minor children living in your household. For accounts opened before August 16, 2004, a family member is your spouse, parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A Shares. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the funds, that you are eligible for this privilege each time you make a purchase.

In the "ABOUT YOUR ACCOUNT" section, under the heading "SALES CHARGE REDUCTIONS AND WAIVERS" on page 37, to the end of the second bullet point LETTER OF INTENT, add the following sentence:

         Purchases based on a letter of intent may include holdings as defined under the "Rights of Accumulation" section.

In the "ABOUT YOUR ACCOUNT" section, under the heading "SALES CHARGE REDUCTIONS AND WAIVERS" on page 37, replace the third bullet point under "WAIVERS FOR CERTAIN INVESTORS" with the following:

         o present or former officers, directors and employees (and their families, as defined above under the ACCUMULATION PRIVILEGE) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED JUNE 16, 2004
                                       TO
                      THE HARTFORD MUTUAL FUNDS PROSPECTUS
                           FOR CLASS L, E, H, M, N, Z
                           SHARES, DATED MARCH 1, 2004

In the "ABOUT YOUR ACCOUNT" section, under the heading "SALES CHARGE REDUCTIONS AND WAIVERS" on page 30, replace the first bullet point "ACCUMULATION PRIVILEGE" with the following:

     o ACCUMULATION PRIVILEGE - lets you add the value of any shares held in any class of The Hartford Mutual Funds you or members of your family already own to the amount of your next Class L or Class E investment for purposes of calculating the sales charge. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class L and Class E Shares. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the funds, that you are eligible for this privilege each time you make a purchase.

In the "ABOUT YOUR ACCOUNT" section, under the heading "SALES CHARGE REDUCTIONS AND WAIVERS" on page 31, to the end of the second bullet point LETTER OF INTENT, add the following sentence:

         Purchases based on a letter of intent may include holdings as defined under the "Rights of Accumulation" section.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED JUNE 16, 2004
                                     TO THE
   COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR THE HARTFORD MUTUAL FUNDS
               DATED MARCH 1, 2004 (AS SUPPLEMENTED JUNE 3, 2004)

On page 73, above the heading SUB-ADVISORY/INVESTMENT SERVICES FEES, replace the sentence following the asterisk with the following:

         * HIFSCO has voluntarily agreed to waive management fees for the Equity Income Fund until August 28, 2005.

On page 78, at the end of the chart, replace the sentence following the asterisk with the following:

         *HIFSCO has voluntarily agreed to waive management fees for the Equity Income Fund until August 28, 2005.

On page 93, replace the paragraph labeled RIGHTS OF ACCUMULATION with the following paragraph:

         RIGHTS OF ACCUMULATION Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L, and Class E shares of any funds of the Companies at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of the Companies. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse, parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L, and Class E Shares. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases. Hartford Administrative Services Company ("HASCO"), the Companies' transfer agent, must be notified by you or your broker each time a qualifying purchase is made.

On page 93, within the one paragraph LETTER OF INTENT, any reference to "Class A shares" should be changed to read "Class A, Class L, and Class E shares."


PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.